Other current financial assets - Table (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Other current financial assets
Guarantee deposit as part of the research tax credit prefinancing from NEFTYS (see note 12)	€ 590	€ 584
Guarantee deposit related to the non-convertible bonds (Kreos 2018 contract)		320
Total other current financial assets	€ 590	€ 904